PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, beginning	6,796,112	6,709,008	4,710,758
Granted	1,115,156	1,690,090	3,286,756
Exercised	(436,995)	(735,416)	(1,050,382)
Forfeited	(276,291)	(240,747)	(238,124)
Modified		(835,849)
Converted from modification		209,026
Outstanding, ending	7,197,982	6,796,112	6,709,008	4,710,758
Vested and expect to vest, ending	6,877,378
Exercisable, ending	3,190,431
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 177.71	$ 198.19	$ 168.80
Granted (in dollars per share)	127.00	158.95	204.65
Exercised (in dollars per share)	55.68	91.14	92.58
Forfeited (in dollars per share)	96.03	$ 167.40	171.61
Modified		338.91
Converted from modification		0.01
Outstanding, ending (in dollars per share)	180.40	$ 177.71	$ 198.19	$ 168.80
Vested and expect to vest, ending (in dollars per share)	181.26
Exercisable, ending (in dollars per share)	$ 203.71
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 1 month 28 days	5 years 7 months 17 days	5 years 7 months 13 days	4 years 8 months 19 days
Vested and expect to vest at the end of the period	5 years 1 month 2 days
Exercisable at the end of the period	3 years 4 months 28 days
Aggregate Intrinsic Value
Outstanding	$ 704	$ 679	$ 366	$ 867
Vested and expect to vest	667
Exercisable	$ 250
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 269.84
Total intrinsic value of options exercised	$ 159	$ 162	$ 356
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Assumptions
Closing stock price (in dollars per share)	$ 33.73